Harbor Ares Systematic Convertible Securities Fund
Harbor International Small Cap Fund
Harbor Large Cap Value Fund
Harbor Small Cap Growth Fund
Supplement dated June 15, 2026 to the Prospectus and Statement of Additional Information, dated March 1, 2026

The Board of Trustees of Harbor Funds (the “Trust”) approved the liquidation of Administrative Class shares of Harbor Ares Systematic Convertible Securities Fund, Harbor International Small Cap Fund, Harbor Large Cap Value Fund, and Harbor Small Cap Growth Fund (the “Funds”) effective April 14, 2026.
Accordingly, all references to Administrative Class shares with respect to the Funds are hereby removed from the Prospectus and Statement of Additional Information.
Investors Should Retain This Supplement For Future Reference
S0626.SP.SAI.HF